Investment in cost method investees (Details) (USD $)	Sep. 30, 2012 Gamespedia	Feb. 28, 2013 Voozclub	Sep. 30, 2013 Beijing-based pre-school education service provider	Dec. 31, 2013 New York City company that develops mobile applications, animation and products for pre-school children
Investment in cost method investees
Ownership interest (as a percent)	8.02%
Cost method investment	$ 6,200,000	$ 1,400,000	$ 2,000,000	$ 150,003